Legal Proceedings (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Feb. 03, 2020	Jan. 06, 2017	Jan. 23, 2020	Jul. 31, 2018	Dec. 31, 2019	Jul. 13, 2020	Mar. 19, 2019	Jan. 15, 2019	Apr. 29, 2018	Jan. 19, 2018
Legal Proceedings (Textual)
Sale of common stock, shares				1,075,231	258,536
Sale of purchase price per share							$ 1.85	$ 2.00	$ 1.24	$ 2.111
Gross proceeds of common stock value				$ 1,512	$ 439
Subsequent Event [Member]
Legal Proceedings (Textual)
Sale of common stock, shares	140,085		7,322
Sale of purchase price per share	$ 1.55		$ 1.50
Gross proceeds of common stock value	$ 217		$ 11
Number of common stock purchased by warrant						375,000
Rens Technology Inc [Member]
Legal Proceedings (Textual)
Aggregate purchase of warrant		884,259
Aggregate purchase of investment		$ 20,250
Aggregate exchange for common stock		3,537,037